Long Term Debt (Long-term Debt) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Fair Market Value Adjustments to Debt	$ 22	$ 31
Debt issuance costs	(113)	(98)
Amount due within one year	(1,119)	(741)
Long Term Debt, Adjustments	(1,210)	(808)
Long-term Debt and Capital Lease Obligations	14,292	13,140
Emera Inc
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 2,701	2,363
Emera Inc | Bankers Acceptances, LIBOR Loans [Member]
Debt Instrument [Line Items]
Variable rate	Variable
Long-term Debt, Gross	$ 339	$ 133
Emera Inc | Bankers Acceptances, LIBOR Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2020
Emera Inc | Unsecured fixed rate notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.50%	3.50%
Long-term Debt, Gross	$ 725	$ 725
Emera Inc | Unsecured fixed rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2019
Emera Inc | Unsecured fixed rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2023
Emera Inc | Fixed to floating subordinated notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	6.75%
Long-term Debt, Gross	$ 1,637	$ 1,505
Emera Inc | Fixed to floating subordinated notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2076
Affiliated Entity [Member] | Fixed to floating subordinated notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate		6.75%
Emera US Finance LP [Member] | Unsecured senior notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.60%	3.60%
Long-term Debt, Gross	$ 4,434	$ 4,077
Emera US Finance LP [Member] | Unsecured senior notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2019
Emera US Finance LP [Member] | Unsecured senior notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2046
TECO Finance, Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 409	690
TECO Finance, Inc. [Member] | Variable rate notes [Member]
Debt Instrument [Line Items]
Variable rate	Variable
Long-term Debt, Gross	$ 0	$ 314
TECO Finance, Inc. [Member] | Variable rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2018
TECO Finance, Inc. [Member] | Fixed rate notes and bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	5.15%	5.15%
Long-term Debt, Gross	$ 409	$ 376
TECO Finance, Inc. [Member] | Fixed rate notes and bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jan. 01, 2020
Tampa Electric Division [Member] | Fixed rate notes and bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	4.64%	4.75%
Long-term Debt, Gross	$ 3,126	$ 2,410
Tampa Electric Division [Member] | Fixed rate notes and bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2021
Tampa Electric Division [Member] | Fixed rate notes and bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2049
Peoples Gas System Division [Member] | Fixed rate notes and bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	4.66%	5.06%
Long-term Debt, Gross	$ 425	$ 328
Peoples Gas System Division [Member] | Fixed rate notes and bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2021
Peoples Gas System Division [Member] | Fixed rate notes and bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2049
New Mexico Gas Company [Member] | Fixed rate notes and bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	4.53%	4.53%
Long-term Debt, Gross	$ 368	$ 339
New Mexico Gas Company [Member] | Fixed rate notes and bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2021
New Mexico Gas Company [Member] | Fixed rate notes and bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2026
New Mexico Gas Incorporate [Member] | Fixed rate notes and bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.41%	3.41%
Long-term Debt, Gross	$ 273	$ 251
New Mexico Gas Incorporate [Member] | Fixed rate notes and bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2019
New Mexico Gas Incorporate [Member] | Fixed rate notes and bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2024
Nova Scotia Power Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 2,576	2,424
Nova Scotia Power Inc. [Member] | Discount notes [Member]
Debt Instrument [Line Items]
Variable rate	Variable
Long-term Debt, Gross	$ 516	$ 364
Nova Scotia Power Inc. [Member] | Discount notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jan. 01, 2023
Nova Scotia Power Inc. [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	5.73%	5.73%
Long-term Debt, Gross	$ 1,965	$ 1,965
Nova Scotia Power Inc. [Member] | Medium-term Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2025
Nova Scotia Power Inc. [Member] | Medium-term Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2097
Nova Scotia Power Inc. [Member] | Fixed rate debenture [Member]
Debt Instrument [Line Items]
Weighted average interest rate	9.75%	9.75%
Long-term Debt, Gross	$ 95	$ 95
Nova Scotia Power Inc. [Member] | Fixed rate debenture [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2019
Emera Maine [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 478	408
Emera Maine [Member] | LIBOR loans and demand loans [Member]
Debt Instrument [Line Items]
Variable rate	Variable
Long-term Debt, Gross	$ 28	$ 51
Emera Maine [Member] | LIBOR loans and demand loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jan. 01, 2023
Emera Maine [Member] | Secured fixed rate mortgage bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	9.74%	9.74%
Long-term Debt, Gross	$ 68	$ 63
Emera Maine [Member] | Secured fixed rate mortgage bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2020
Emera Maine [Member] | Secured fixed rate mortgage bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2022
Emera Maine [Member] | Unsecured senior fixed rate notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	4.23%	4.15%
Long-term Debt, Gross	$ 382	$ 294
Emera Maine [Member] | Unsecured senior fixed rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2022
Emera Maine [Member] | Unsecured senior fixed rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2048
Emera Brunswick Pipeline Company Limited [Member] | Senior secured credit facility [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.08%	3.08%
Long-term Debt, Gross	$ 248	$ 248
Debt Instrument, Maturity Date	Jan. 01, 2022
Grand Bahama Power Company Limited [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 182	$ 166
Grand Bahama Power Company Limited [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	7.07%	7.07%
Long-term Debt, Gross	$ 68	$ 88
Grand Bahama Power Company Limited [Member] | Senior Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2020
Grand Bahama Power Company Limited [Member] | Senior Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2023
Grand Bahama Power Company Limited [Member] | Unsecured amortizing fixed rate notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	3.83%	3.77%
Long-term Debt, Gross	$ 114	$ 78
Grand Bahama Power Company Limited [Member] | Unsecured amortizing fixed rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2021
Grand Bahama Power Company Limited [Member] | Unsecured amortizing fixed rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2022
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 258	244
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member] | Secured senior notes [Member]
Debt Instrument [Line Items]
Variable rate	Variable
Long-term Debt, Gross	$ 159	$ 168
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member] | Secured senior notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2021
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member] | Secured fixed rate senior notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate	4.74%	5.06%
Long-term Debt, Gross	$ 99	$ 76
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member] | Secured fixed rate senior notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2020
The Barbados Light & Power Company Limited And Emera Caribbean Incorporated [Member] | Secured fixed rate senior notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 31, 2035
Icd Utilities Limited [Member] | Fixed rate notes and bonds [Member]
Debt Instrument [Line Items]
Weighted average interest rate	4.00%	0.00%
Long-term Debt, Gross	$ 24	$ 0